Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Other
Derivative Instruments [Line Items]
Concentration of credit risk	¥ 248,732	¥ 240,205
Receivables Held For Sale
Derivative Instruments [Line Items]
Concentration of credit risk	¥ 983,644	¥ 779,042